REVENUES - Disaggregated revenue information by geographic area (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Revenues	$ 8,707,042	$ 5,997,703	$ 26,206,876	$ 16,380,734	$ 22,652,885	$ 19,972,239
United States
REVENUES
Revenues	7,979,167	4,074,219	23,968,124	13,747,940	$ 20,939,197	$ 19,026,833
India
REVENUES
Revenues	$ 727,875	$ 1,923,484	$ 2,238,752	$ 2,632,794